Contract Liability (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
Schedule of Contract Liability
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2024	2023
Balance, beginning of year	$6,730	$6,730
Revenue recognized	—	—
Balance, end of year	$6,730	$6,730